Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

April 24, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK 0000896435

Ladies and Gentlemen:

On behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post-Effective Amendment No. 61 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. As counsel to Invesco Advisers, Inc., investment adviser to the Fund, I have reviewed the Amendment and have determined that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-4713.

Very truly yours,

/s/ Seba Kurian

Seba Kurian

Counsel